June 29, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Post-Effective Amendment No. 270 (File No. 333-50718) and Amendment No. 273 (File No. 811-07102) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 270 and, under the Investment Company Act of 1940, as amended, Amendment No. 273 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes in connection with introducing a new share class (the “Advisor Class Shares”) of the Trust’s Sprucegrove International Equity Fund (the “Fund”). In connection therewith, we hereby request selective review of only those portions of the Filing relating to the addition of Advisor Class Shares, which sections include:

In the Prospectus:

1)	The “Fund Fees and Expenses” section.

2)	The “Performance Information” section.

3)	The “Purchase and Sale of Fund Shares” summary section.

4)	The “Investment Adviser” section.

5)	The “Purchasing and Selling Fund Shares” section.

6)	The “Payments to Financial Intermediaries” section.

In the Statement of Additional Information (“SAI”):

1)	The “Payments to Financial Intermediaries” section.

We are requesting selective review of only those sections set forth above because no other material changes are being made in the Filing. The Fund’s prospectus and SAI were recently reviewed by the SEC staff in connection with a filing made by the Trust, on behalf of the Fund, pursuant to Rule 485(a)(2) on September 10, 2020 (SEC Accession No. 0001398344-20-018354) (the “Prior Filing”). Other than the sections noted above, the disclosure included in the prospectus and SAI is substantially the same as that included in the Prior Filing, except with respect to changes made to the Prior Filing in response to SEC staff comments.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862

Very truly yours,

/s/ David W. Freese

David W. Freese

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